Settlement Agreement	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Settlement Agreement [Text Block]
8.	Settlement Agreement

On April 18, 2011, the Company notified Gilbert Fiorentino, who was at the time the Chief Executive of its Technology Products Group and a Director, that it intended to terminate his employment pursuant to the terms of his employment agreement and that Fiorentino was being placed on immediate administrative leave.  The Company's action followed the conclusion of an independent investigation by its Audit Committee of the Board of Directors, with the assistance of independent counsel, of the Company's Miami, Florida operations.  This investigation was initially disclosed in the Company's Form 10-K for 2010.

On May 9, 2011, the Company announced that it accepted the resignation of Fiorentino, and that it had executed an agreement with Fiorentino under which Fiorentino surrendered certain assets to the Company valued at approximately $11 million at May 9, 2011; these assets included the surrender of 1,130,001 shares of Systemax common stock owned or beneficially owned by Fiorentino and $480,000 in cash.  The agreement also requires Fiorentino to disclose his and his immediate family's personal assets; forfeit undisclosed assets discovered by the Company; disclose information regarding certain matters that led to his being notified of the Company's intent to terminate him; and to fully cooperate with the Company in the future.  Fiorentino and the Company also exchanged mutual general releases and nondisparagement commitments, and Fiorentino agreed to a 5 year noncompetition obligation.  The financial statement benefit to the Company related to the surrender of shares and cash payment was approximately $8.4 million and was recorded in the second quarter of 2011 under special (gains) charges, net of related legal and professional fees of approximately $1.3 million for the quarter ended June 30, 2011 and $1.8 million for the first six months of 2011, in the accompanying financial statements.  The matters investigated occurred over a number of years, did not have a material impact on Systemax's previously reported financial results in any reporting period, and were limited to the Company's Miami operations.